Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deposits and Other Current Assets [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31, 2022	December 31, 2021
Accrued payroll and benefits	$25,865	$21,752
Accrued legal contingencies	13,600	16,881
Tooling, machinery and equipment received not invoiced	—	7,243
Engineering, design and testing services received not invoiced	20,750	6,620
Deposits from customers	4,226	4,354
Due to affiliates	7,075	6,673
Obligation to issue registered shares of Class A Common Stock (1)	—	12,635
Other current liabilities	15,250	14,354
Total accrued expenses and other current liabilities	$86,766	$90,512

(1)	The obligation to issue registered shares of Class A Common Stock was reclassified to Commitment to issue Class A Common Stock upon the adoption of ASU 2020-06 (see Note 7, Fair Value of Financial Instruments).

	2021	2020
Accrued expenses and other current liabilities
Accrued payroll and benefits	$21,752	$19,180
Accrued legal contingencies	16,881	5,025
Capital lease, current portion	2,574	4,396
Tooling, machinery, and equipment received not invoiced	7,243	509
Engineering, design, and testing services received not invoiced	6,620	—
Deposits from customers	4,354	3,523
Due to affiliates	6,673	5,123
Obligation to issue registered shares of Class A Common Stock	12,635	—
Other current liabilities	11,780	14,626
Total accrued expenses and other current liabilities	$90,512	$52,382